Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Other comprehensive income [abstract]
Schedule of other comprehensive income financial assets measured at fair value

In BRL thousands	2023
	Revaluation gains	Revaluation losses	Net recognized gains/losses	Fair value
Debt Instruments
Government securities	2,533,250	(1,437,728)	1,095,522	58,841,921
Private securities	10,864	(568,948)	(558,084)	194,216
Total	2,544,114	(2,006,676)	537,438	59,036,137

In BRL thousands	2022
	Revaluation gains	Revaluation losses	Net recognized gains/losses	Fair value
Debt Instruments
Government securities	1,460,128	(2,544,087)	(1,083,959)	54,809,740
Private securities	428,640	(52,114)	376,526	582,438
Total	1,888,768	(2,596,201)	(707,433)	55,392,178

In BRL thousands	2021
	Revaluation gains	Revaluation losses	Net recognized gains/losses	Fair value
Debt Instruments
Government securities	6,756,252	(9,937,757)	(3,181,505)	101,158,055
Private securities	795,765	(3,965)	791,800	54,545
Total	7,552,017	(9,941,722)	(2,389,705)	101,212,600